[Chase letterhead]







July 1, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:     File Room
               _________

Re:    The Brinson Funds (the "Trust")
       Global Fund, Global Equity Fund, Global Bond Fund,
       U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund and
       Non-U.S. Equity Fund (the "Funds)
       File Nos. 33-47287 and 811-6637
____________________________________________________________________________

Ladies and Gentlemen:

  Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds do not differ from that filed in the most recent Post-Effective Amendment No. 18, which was filed electronically.


                                  Very truly yours,


                                  /s/ Laurie B. Grossman
                                  ______________________
                                  Laurie B. Grossman




cc:  Carolyn Burke
     Bruce Leto
     Helen Robichaud